Other income (Tables)	9 Months Ended
Mar. 31, 2024
Other income [Abstract]
Other Income
	Three months ended 31 Mar 2024	Three months ended 31 Mar 2023	Nine months ended 31 Mar 2024	Nine months ended 31 Mar 2023
	$’000	$’000	$’000	$’000
ERS Revenue	399	-	926	-
Net gain on disposal of other assets	-	1,798	-	3,117

Total other income	399	1,798	926	3,117